Business segment information - Reconciliation with consolidated financial statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business segment information
Sales	$ 205,863	$ 140,685	$ 200,316
Excise taxes	(21,229)	(20,981)	(24,067)
Revenues from sales	184,634	119,704	176,249
Purchases, net of inventory variation	(118,622)	(77,486)	(116,221)
Other operating expenses	(26,894)	(25,538)	(27,255)
Exploration costs	(740)	(731)	(785)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,556)	(22,264)	(15,731)
Other income	1,312	2,237	1,163
Other expense	(2,317)	(1,506)	(1,192)
Financial interest on debt	(1,904)	(2,147)	(2,333)
Financial income and expense from cash & cash equivalents	379	37	(19)
Cost of net debt	(1,525)	(2,110)	(2,352)
Other financial income	762	914	792
Other financial expense	(539)	(690)	(764)
Net income (loss) from equity affiliates	3,438	452	3,406
Income taxes	(9,587)	(318)	(5,872)
CONSOLIDATED NET INCOME	16,366	(7,336)	11,438
TotalEnergies share	16,032	(7,242)	11,267
Non-controlling interests	334	(94)	171
ADJUSTED
Business segment information
Sales	205,907	140,665	200,380
Excise taxes	(21,229)	(20,981)	(24,067)
Revenues from sales	184,678	119,684	176,313
Purchases, net of inventory variation	(120,160)	(75,672)	(116,464)
Other operating expenses	(26,754)	(24,850)	(26,872)
Exploration costs	(632)	(731)	(785)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,735)	(13,312)	(14,811)
Other income	1,300	1,405	876
Other expense	(944)	(689)	(455)
Financial interest on debt	(1,904)	(2,140)	(2,318)
Financial income and expense from cash & cash equivalents	340	68	(19)
Cost of net debt	(1,564)	(2,072)	(2,337)
Other financial income	762	914	792
Other financial expense	(539)	(689)	(764)
Net income (loss) from equity affiliates	4,190	1,388	2,260
Income taxes	(9,211)	(1,309)	(5,663)
CONSOLIDATED NET INCOME	18,391	4,067	12,090
TotalEnergies share	18,060	4,059	11,828
Non-controlling interests	331	8	262
Adjustments
Business segment information
Sales	(44)	20	(64)
Revenues from sales	(44)	20	(64)
Purchases, net of inventory variation	1,538	(1,814)	243
Other operating expenses	(140)	(688)	(383)
Exploration costs	(108)
Depreciation, depletion and impairment of tangible assets and mineral interests	(821)	(8,952)	(920)
Other income	12	832	287
Other expense	(1,373)	(817)	(737)
Financial interest on debt		(7)	(15)
Financial income and expense from cash & cash equivalents	39	(31)
Cost of net debt	39	(38)	(15)
Other financial expense		(1)
Net income (loss) from equity affiliates	(752)	(936)	1,146
Income taxes	(376)	991	(209)
CONSOLIDATED NET INCOME	(2,025)	(11,403)	(652)
TotalEnergies share	(2,028)	(11,301)	(561)
Non-controlling interests	$ 3	$ (102)	$ (91)